RESTRUCTURING AND ACQUISITION-RELATED COSTS	12 Months Ended
Dec. 29, 2024
Analysis of income and expense [abstract]
RESTRUCTURING AND ACQUISITION-RELATED COSTS	RESTRUCTURING AND ACQUISITION-RELATED (RECOVERIES) COSTS:
Restructuring and acquisition-related costs are presented in the following table, and are comprised of costs directly related to significant exit activities, including the closure of business locations or the relocation of business activities, significant changes in management structure, as well as transaction, exit, and integration costs incurred pursuant to business acquisitions.

	2024	2023

Employee termination and benefit costs	$—	$16,638
Exit, relocation and other costs	5,619	10,936
Net (gain) loss on disposal, write-downs and accelerated depreciation of property, plant and equipment, right-of-use assets and computer software related to exit activities	(10,948)	18,142
Acquisition-related transaction costs	—	46
	$(5,329)	$45,762

Restructuring and acquisition-related recoveries in fiscal 2024 related to the following: $2.6 million in net gains from the sale of two previously closed yarn spinning facilities located in the United States, as well as the disposal of certain equipment, $4.9 million in gains on disposals relating to the sublease of a closed distribution facility in the western United States, and $2.2 million net losses mainly related to the completion of previously initiated restructuring activities.

Restructuring and acquisition-related costs in fiscal 2023 related to the following: $27.5 million primarily for the consolidation and closure of manufacturing facilities in Central America in the second quarter of 2023, $11.4 million related to the closure of a yarn-spinning facility in the U.S. in the fourth quarter of fiscal 2023, $3.7 million related to the December 2022 closure of a yarn-spinning plant in the U.S. and the exit cost from terminating a lease on a previously closed yarn facility, and $3.2 million in other costs, including costs incurred to complete restructuring activities that were initiated in fiscal 2022.